Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss
15 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
	2019	2018
Trading liabilities	28,042	31,215
Non-trading derivatives	2,215	2,299
Designated at fair value through profit or loss	47,684	59,179
	77,942	92,693

Reference is made to Note 43 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions included in Trading liabilities and Financial liabilities designated at fair value through profit or loss.

Trading liabilities

Trading liabilities by type
	2019	2018
Equity securities	193	355
Debt securities	1,201	5,363
Funds on deposit	5,322	3,968
Derivatives	21,325	21,528
	28,042	31,215

As at 31 December 2019, Trading liabilities include funds on deposit of EUR 4,556 million (2018: EUR 3,227 million) with regard to repurchase transactions.

Non-trading derivatives

Non-trading derivatives by type
	2019	2018
Derivatives used in:
- fair value hedges	873	1,035
- cash flow hedges	339	458
- hedges of net investments in foreign operations	51	17
Other non-trading derivatives	953	791
	2,215	2,299

Reference is made to Note 39 ‘Derivatives and hedge accounting’ for information on derivatives used for hedge accounting.

Other non-trading derivatives mainly includes interest rate swaps and foreign currency swaps for hedging purposes, but for which no hedge accounting is applied.

Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2019	2018
Debt securities	8,053	8,216
Funds entrusted	39,386	50,650
Subordinated liabilities	246	313
	47,684	59,179

As at 31 December 2019, financial liabilities designated at fair value through profit or loss include funds entrusted of EUR 38,492 million (2018: EUR 49,010 million) with regard to repurchase transactions.

As at 31 December 2019, the change in the fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk is EUR 139 million (2018: EUR 18 million) on a cumulative basis. This change has been determined as the amount of change in fair value of the financial liability that is not attributable to changes in market conditions that gave rise to market risk (i.e. mainly interest rate risk based on yield curves).

The amount that ING Group is contractually required to pay at maturity to the holders of financial liabilities designated at fair value through profit or loss excluding repurchase agreements is EUR 8,634 million (2018: EUR  9,934 million).